Post-retirement defined benefit schemes - Movements (Details) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Post-retirement defined benefit schemes
Beginning balance	£ 424
Income statement charge	(121)
Employer contributions	999
Remeasurement	668
Ending balance	£ 1,970